5. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
PREPAID EXPENSES AND OTHER CURRENT ASSETS
	December 31,
Prepaid expenses and other current assets	2013	2012
VAT return Q4 2013/ 2012	$40,232	$23,944
Guarantee	-	5,684
Revenues to be invoiced	9,273	-
Interest loan January 2014	1,090	-
Other prepaid expenses	1,747	2,318
Sharpe - prepaid advisory costs	7,144	237
	$59,486	$32,183